ACCOUNTS RECEIVABLES, NET - Movement of the allowance for doubtful accounts (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of movement of the allowance for doubtful accounts
Balance at the beginning of the year	¥ 3,288,535	¥ 228,146	¥ 1,956,245
Additions (reversals) charged to bad debt expense	505,912	3,060,389	(1,215,464)
Write-off of bad debt allowance	(487,066)		(512,635)
Balance at the end of the year	¥ 3,307,381	¥ 3,288,535	¥ 228,146